CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Total revenues	¥ 580,956	¥ 582,340	¥ 1,665,694	¥ 1,717,785
Expenses:
Interest expense	18,650	23,763	60,811	74,006
Costs of operating leases	74,655	72,147	220,465	215,587
Life insurance costs	92,253	78,177	265,278	209,137
Costs of goods and real estate sold	83,600	85,705	247,138	245,747
Services expense	111,275	119,772	313,393	367,521
Other (income) and expense	7,174	5,524	15,007	14,997
Selling, general and administrative expenses	116,309	116,563	334,928	337,754
Provision for doubtful receivables and probable loan losses	0	5,151	0	15,724
Provision for credit losses	2,830	0	10,166	0
Write-downs of long-lived assets	8	518	591	554
Write-downs of securities	338	0	4,214	36
Total expenses	507,092	507,320	1,471,991	1,481,063
Operating Income	73,864	75,020	193,703	236,722
Equity in Net Income of Affiliates	(212)	21,609	2,077	54,226
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	1,755	25,200	9,436	58,488
Bargain Purchase Gain			4,365	1,022
Income before Income Taxes	75,407	121,829	209,581	350,458
Provision for Income Taxes	25,584	35,684	64,266	102,649
Net Income	49,823	86,145	145,315	247,809
Net Income Attributable to the Noncontrolling Interests	1,650	939	3,323	3,131
Net Income Attributable to the Redeemable Noncontrolling Interests	0	37	(23)	359
Net Income Attributable to ORIX Corporation Shareholders	¥ 48,173	¥ 85,169	¥ 142,015	¥ 244,319
Basic:
Net Income Attributable to ORIX Corporation Shareholders	¥ 39.00	¥ 66.64	¥ 114.27	¥ 190.99
Diluted:
Net Income Attributable to ORIX Corporation Shareholders	¥ 38.97	¥ 66.58	¥ 114.17	¥ 190.82
Finance Revenues
Revenues:
Total revenues	¥ 69,326	¥ 69,258	¥ 201,230	¥ 205,630
Gains (losses) on investment securities and dividends
Revenues:
Total revenues	14,670	7,285	27,502	27,666
Operating Leases
Revenues:
Total revenues	98,559	106,503	296,520	321,428
Life Insurance Premiums And Related Investment Income
Revenues:
Total revenues	122,396	108,188	356,147	290,656
Sales of Goods and Real Estate
Revenues:
Total revenues	97,888	95,633	290,541	280,127
Services Income
Revenues:
Total revenues	¥ 178,117	¥ 195,473	¥ 493,754	¥ 592,278